SEMIANNUAL
                                    REPORT

                            [american century logo]
                                    American
                                Century(reg.sm)


                               NOVEMBER 30, 1997

                                    BENHAM
                                     GROUP

                             Limited-Term Tax-Free
                          Intermediate-Term Tax-Free
                              Long-Term Tax-Free


                               TABLE OF CONTENTS

Limited-Term Tax-Free
           Schedule of Investments ......................................      1
           Financial Highlights .........................................     17
Intermediate-Term Tax-Free
           Schedule of Investments ......................................      3
           Financial Highlights .........................................     18
Long-Term Tax-Free
           Schedule of Investments ......................................      7
           Financial Highlights .........................................     19
Statements of Assets and Liabilities ....................................     11
Statements of Operations ................................................     12
Statements of Changes in Net Assets .....................................     13
Notes to Financial Statements ...........................................     14


       American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. We've organized our funds into three distinct groups, based on investment style and objectives, to help simplify your fund decisions. These groups appear below.

                   AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century       Twentieth Century(reg. tm)
     Group(reg. tm)                 Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
  Limited-Term Tax-Free
Intermediate-Term Tax-Free
   Long-Term Tax-Free

We welcome your comments or questions about this report.

See the back cover for ways to contact us by mail, phone or e-mail.

Twentieth Century and American Century are registered marks of American Century Services Corporation. Benham Group is a registered mark of Benham Management Corporation.


                          AMERICAN CENTURY INVESTMENTS




                            SCHEDULE OF INVESTMENTS
                             LIMITED-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES

ARIZONA -- 6.4%


                    $1,500  Arizona Transportation Board
                                Excise Tax Rev., (Maricopa
                                County), 5.60%, 7/1/02
                                (AMBAC)                                 $  1,587

                       750  Maricopa County Certificates of
                                Participation, 5.625%, 6/1/00                768
                                                                     -----------

                                                                           2,355
                                                                     -----------

CALIFORNIA -- 5.5%

                     1,000  Long Beach Harbor Rev., Series
                                1998 A, 5.00%, 5/15/00(1)                  1,015

                     1,000  Morgan Hill Redevelopment
                                Agency Tax Allocation, (Ojo De
                                Agua Community Development
                                Project), 5.50%, 3/1/99                    1,014
                                                                     -----------

                                                                           2,029
                                                                     -----------

COLORADO -- 5.8%

                     1,000  Denver Colorado City & County
                                Airport Rev., Series 1996 B,
                                5.25%, 11/15/02 (MBIA)                     1,039

                     1,000  Highlands Ranch Metropolitan
                                District #2 GO, 6.00%,
                                6/15/02 (FSA)                              1,074
                                                                     -----------

                                                                           2,113
                                                                     -----------

FLORIDA -- 7.7%

                     1,550  Jacksonville Electric Auth. Rev.,
                                (St. John's River), 6.00%,
                                10/1/04                                    1,700

                     1,100  Polk County Utility System Rev.,
                                Series 1997 B, 4.00%,
                                10/1/98 (FGIC)                             1,102
                                                                     -----------

                                                                           2,802
                                                                     -----------

HAWAII -- 2.8%

                     1,000  Hawaii GO, Series 1997 CP,
                                5.00%, 10/1/00 (FGIC)                      1,023
                                                                     -----------

ILLINOIS -- 2.8%

                     1,015  Cook County GO, Series 1992 A,
                                5.75%, 11/15/99 (MBIA)                     1,048
                                                                     -----------


Principal Amount/Shares          ($ in Thousands)                          Value
--------------------------------------------------------------------------------

INDIANA -- 2.8%

                    $1,000  Central High School Building Corp.
                                Rev., 5.25%, 2/1/04 (AMBAC)             $  1,040
                                                                     -----------

MICHIGAN -- 6.6%

                       385  Detroit Michigan GO, Series 1995 B,
                                5.10%, 4/1/99                                389

                     1,000  Michigan Building Auth. Rev.,
                                Series 1997 I, 5.00%, 10/1/00              1,024

                     1,000  Michigan Comprehensive
                                Transportation Rev., Series 1992 B,
                                5.10%, 5/15/99                             1,016
                                                                     -----------

                                                                           2,429
                                                                     -----------

MISSISSIPPI -- 2.7%

                     1,000  Mississippi Lease Rev. Certificates
                                of Participation, Series 1997 A,
                                4.60%, 4/15/99 (AMBAC)                     1,002
                                                                     -----------

MISSOURI -- 10.2%

                     1,000  Kansas City Port Auth. Facilities
                                Rev., Series 1995 A, (Riverfront
                                Park Project), 5.75%, 10/1/98              1,014

                     1,675  North Kansas City School
                                District GO, 5.00%, 3/1/00                 1,708

                     1,000  Springfield State Highway
                                Improvement Corp. Rev., 5.05%,
                                8/1/03 (AMBAC)                             1,033
                                                                     -----------

                                                                           3,755
                                                                     -----------

NEW JERSEY -- 5.0%

                     1,750  West Windsor Plainsboro GO,
                                5.25%, 12/1/02 (FGIC)(2)                   1,831
                                                                     -----------

NEW YORK -- 17.3%

                     1,000  New York City GO, 6.25%, 8/1/03                1,079

                     2,145  New York City Municipal Assistance
                                Corp. Rev., Series 1997 I, 5.25%,
                                7/1/02                                     2,234

                     2,000  New York State Certificates of
                                Participation, 4.40%, 8/1/98               2,007

                     1,000  New York State Serial Bonds GO,
                                6.70%, 11/15/99                            1,050
                                                                     -----------

                                                                           6,370
                                                                     -----------


See Notes to Financial Statements


SEMIANNUAL REPORT                             LIMITED-TERM TAX-FREE       1



                            SCHEDULE OF INVESTMENTS
                             LIMITED-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount/Shares          ($ in Thousands)                          Value
--------------------------------------------------------------------------------
OHIO -- 10.0%
                    $2,070  Ohio Building Auth. Rev.,
                                Series 1997 A, (Highway Safety
                                Building), 5.00%, 10/1/03
                                (AMBAC)                                $   2,142

                     1,500  Ohio Water Development
                                Auth. Pollution Control Facilities
                                Rev., 5.00%, 6/1/04 (MBIA)                 1,551
                                                                     -----------

                                                                           3,693
                                                                     -----------

PENNSYLVANIA -- 5.5%

                     2,000  Philadelphia Gas Works Rev.,
                                14th Series, 5.40%, 7/1/98                 2,017
                                                                     -----------

SOUTH CAROLINA -- 2.5%

                       855  Piedmont Municipal Power Agency
                                Rev., Series 1991 A, 6.00%,
                                1/1/02 (FGIC)                                908
                                                                     -----------

TEXAS -- 5.0%

                     1,000  Colorado River Municipal Water
                                District Rev., Series 1991 A,
                                8.50%, 1/1/01, Prerefunded at
                                100% of Par (AMBAC)(3)                     1,123

                       685  Denison Hospital Auth. Rev.,
                                (Texoma Medical Center), 5.00%,
                                8/15/00                                      696
                                                                     -----------

                                                                           1,819
                                                                     -----------

TOTAL MUNICIPAL SECURITIES -- 98.6%                                       36,234
                                                                     -----------
   (Cost $35,692)

TEMPORARY CASH INVESTMENTS -- 1.4%

                   504,000  Units of Participation in Chase
                                Vista Tax-Free Money Market
                                Fund (Institutional Shares)                  504
                                                                     -----------
   (Cost $504)

TOTAL INVESTMENT SECURITIES -- 100.0%                                    $36,738
                                                                     ===========
   (Cost $36,196)


NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Indemnity Corporation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance

GO = General Obligation

MBIA = MBIA Bond Insurance Corp.

(1)  When-issued security.

(2) Denotes security which has been segregated at the custodian bank for the when-issued security.

(3)  Escrowed to maturity in U.S. Government Securities.

See Notes to Financial Statements


2      LIMITED-TERM TAX-FREE                  AMERICAN CENTURY INVESTMENTS




                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES

ALASKA -- 0.4%

                    $  500  Anchorage Hospital Rev., (Sisters
                                of Providence), 6.50%, 10/1/99         $     520
                                                                     -----------

ARIZONA -- 0.6%

                       750  Maricopa County Certificates of
                                Participation, 5.625%, 6/1/00                768
                                                                     -----------

ARKANSAS -- 1.0%

                     1,310  West Memphis Public Utility
                                System Rev., Series 1996 A,
                                5.25%, 12/1/00 (MBIA)                      1,354
                                                                     -----------

CALIFORNIA -- 6.3%

                     2,105  California Housing Finance
                                Agency Rev., 5.60%, 8/1/09
                                (MBIA)                                     2,213

                     1,100  California Public Works Board
                                Lease Rev., Series 1994 A,
                                (Various Universities), 6.15%,
                                11/1/09                                    1,200

                     1,000  California Public Works Board
                                Lease Rev., Series 1997 C,
                                (Various Universities), 5.00%,
                                9/1/15 (AMBAC)                               984

                     1,700  Los Angeles County Public Works
                                Financing Auth. Lease Rev.,
                                Series 1997 A, 4.70%, 3/1/06
                                (FSA)                                      1,722

                     1,100  Sacramento Regional
                                Transportation Certificates of
                                Participation, Series 1992 A,
                                6.20%, 3/1/00                              1,148

                     1,000  San Francisco City and County GO,
                                Series 1, 5.00%, 6/15/16 (FGIC)              981
                                                                     -----------

                                                                           8,248
                                                                     -----------

COLORADO -- 0.8%

                     1,000  Denver Sales Tax Rev., Series
                                1991 A, (Major League Baseball
                                Stadium District), 6.10%,
                                10/1/01 (FGIC)                             1,070
                                                                     -----------


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

DISTRICT OF COLUMBIA -- 0.8%

                    $1,000  District of Columbia Hospital Rev.,
                                Series 1993 A, (Medlantic
                                Health Care Group), 5.25%,
                                8/15/02 (MBIA)                        $    1,038
                                                                     -----------

FLORIDA -- 2.9%

                       700  Broward County School District GO,
                                6.75%, 2/15/00                               735

                     1,010  Dade County Water and Sewer
                                System Rev., 5.125%, 10/1/09
                                (FGIC)                                     1,038

                     1,775  Lakeland Electric and Water Rev.
                                Refunding, Series 1996 B,
                                6.00%, 10/1/09 (FGIC)                      1,986
                                                                     -----------

                                                                           3,759
                                                                     -----------

GEORGIA -- 4.6%

                     1,000  Atlanta Airport Facilities Rev.,
                                7.00%, 1/1/01                              1,078

                     1,000  Atlanta Water and Sewer Rev.,
                                (Second Lien), 6.00%, 1/1/05
                                (FGIC)                                     1,093

                     2,495  Fulton County Water and Sewer
                                Rev. Refunding, 6.25%, 1/1/09
                                (FGIC)                                     2,817

                     1,000  Metropolitan Atlanta Rapid Transit
                                Auth. Sales Tax Rev.,
                                Series 1991 M, 6.05%, 7/1/01               1,061
                                                                     -----------

                                                                           6,049
                                                                     -----------

HAWAII -- 0.8%

                     1,000  Hawaii GO, Series 1990 A,
                                7.00%, 6/1/00 (FGIC)(1)                    1,068
                                                                     -----------

ILLINOIS -- 1.8%

                     2,250  Illinois GO, 6.00%, 10/1/01                    2,393

                        30  Metropolitan Pier and Exposition
                                Auth. Rev., (McCormick Place
                                Project), 5.20%, 6/15/99(1)                   31
                                                                     -----------

                                                                           2,424
                                                                     -----------

INDIANA -- 1.5%

                     1,000  Central High School Building Rev.,
                                4.625%, 2/1/05 (AMBAC)                     1,003

                     1,000  South Montgomery Industrial
                                Building Improvement
                                Certificates of Participation,
                                7.20%, 1/1/98 (AMBAC)(2)                     994
                                                                     -----------

                                                                           1,997
                                                                     -----------

See Notes to Financial Statements


SEMIANNUAL REPORT                        INTERMEDIATE-TERM TAX-FREE       3



                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------
MASSACHUSETTS -- 7.1%

                    $2,605  Massachusetts Bay Transportation
                                Auth. Rev., Series 1992 C,
                                5.40%, 3/1/00                         $    2,675

                     2,000  Massachusetts Housing Finance
                                Agency Rev., Series 1994 A,
                                5.90%, 1/1/03 (AMBAC)                      2,083

                     1,000  Massachusetts GO, Series 1996 D,
                                (Consolidated Loan), 5.00%,
                                11/1/16 (AMBAC)                              977

                     1,000  Massachusetts GO, Series 1997 A,
                                5.00%, 8/1/04 (FGIC)                       1,036

                     1,500  Massachusetts GO, Series 1997 A,
                                (Consolidated Loan), 5.00%,
                                3/1/06 (AMBAC)                             1,550

                     1,000  Worcester GO, 5.50%, 8/1/04
                                (MBIA)                                     1,063
                                                                     -----------

                                                                           9,384
                                                                     -----------

MICHIGAN -- 1.2%

                     1,500  Detroit Water Supply System Rev.,
                                Series 1995 A, 5.30%, 7/1/09
                                (MBIA)                                     1,566
                                                                     -----------

MISSISSIPPI -- 1.6%

                     2,000  Mississippi Hospital Equipment and
                                Facilities Auth. Rev., (North
                                Mississippi Health Service),
                                5.00%, 5/15/00 (AMBAC)                     2,037
                                                                     -----------

MISSOURI -- 0.8%

                     1,000  Missouri Board of Public Buildings
                                State Office Buildings Special
                                Obligation Rev., 6.30%, 12/1/05            1,071
                                                                     -----------

NEW JERSEY -- 2.8%

                     1,030  Atlantic City Board of Education
                                GO, 6.00%, 12/1/06 (AMBAC)                 1,126

                     1,410  New Jersey Educational Facility
                                Auth. Rev., Series 1994 A, (New
                                Jersey Institute of Technology),
                                5.90%, 7/1/08 (MBIA)                       1,527

                     1,000  New Jersey Health Care Facilities
                                Financing Auth. Rev., (Atlantic
                                City Medical Center), 6.15%,
                                7/1/99                                     1,030
                                                                     -----------

                                                                           3,683
                                                                     -----------


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

NEW YORK -- 13.8%

                    $1,950  City University of New York
                                Certificates of Participation, (John
                                Jay College), 5.00%, 8/15/09
                                (AMBAC)                               $    1,968

                     2,500  Nassau County GO, Series 1996 T,
                                5.20%, 9/1/05 (FGIC)                       2,613

                     1,000  New York State Dormitory Auth.
                                Rev., (City University System),
                                6.00%, 7/1/03                              1,069

                     1,500  New York State Dormitory Auth.
                                Rev., Series 1995 A, (State
                                University Educational Facilities),
                                6.50%, 5/15/04                             1,665

                     1,000  New York State Dormitory Auth.
                                Rev., Series 1995 A, (State
                                University Educational Facilities),
                                6.50%, 5/15/06                             1,125

                     1,000  New York State Dormitory Auth.
                                Rev., Series 1996 E, (Mental
                                Health Service Facility), 6.00%,
                                8/15/04 (AMBAC)                            1,087

                     1,000  New York State Dormitory Auth.
                                Rev., Series 1997 A, (Mental
                                Health Service Facility), 5.30%,
                                2/15/04                                    1,038

                     1,000  New York State GO, Series 1997 D,
                                5.25%, 8/1/06 (FGIC)                       1,045

                     1,005  New York State Medical Care
                                Facilities Finance Agency Rev.,
                                (Hospital and Nursing Home),
                                5.95%, 8/15/09 (FHA)                       1,053

                     1,000  New York State Thruway Auth.
                                Service Contract Rev., 5.30%,
                                4/1/04                                     1,033

                     1,000  New York State Thruway Auth.
                                Service Contract Rev., 5.50%,
                                4/1/04                                     1,044

                     1,160  New York State Thruway Auth.
                                Service Contract Rev., 5.50%,
                                4/1/06                                     1,210

                     1,000  New York State Urban
                                Development Corp. Rev.,
                                Series 1996 A, 6.25%, 4/1/05
                                (MBIA)                                     1,108

                     1,000  Niagara Falls Bridge Commission
                                Toll Rev., Series 1993 B, 5.25%
                                10/1/15 (FGIC)                             1,025
                                                                     -----------

                                                                          18,083
                                                                     -----------

See Notes to Financial Statements


4      INTERMEDIATE-TERM TAX-FREE             AMERICAN CENTURY INVESTMENTS



                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.7%

                    $2,000  North Carolina Eastern Municipal
                                Power Agency System Rev.,
                                Series 1993 B, 6.00%, 1/1/06
                                (FSA)                                 $    2,189
                                                                     -----------

OHIO -- 3.8%

                     1,200  Ohio Higher Educational Facility
                                Commission Rev., (University of
                                Dayton), 5.55%, 12/1/07
                                (FGIC)                                     1,281

                     3,320  Ohio Water Development Auth.
                                Pollution Control Facilities Rev.,
                                6.00%, 12/1/05 (MBIA)                      3,663
                                                                     -----------

                                                                           4,944
                                                                     -----------

OKLAHOMA -- 2.2%

                     2,500  Oklahoma Industrial Auth. Health
                                System Rev. Refunding,
                                Series 1995 C, 7.00%,
                                8/15/04 (AMBAC)                            2,851
                                                                     -----------

OREGON -- 1.5%

                     1,805  Lane County School District
                                No. 19 GO, (Springfield), 6.375%,
                                10/15/05 (MBIA)                            2,024
                                                                     -----------

PENNSYLVANIA -- 6.6%

                     1,500  Pennsylvania Turnpike Commission
                                Rev., Series 1991 L, 6.25%,
                                6/1/01 (AMBAC)                             1,601

                     2,000  Philadelphia Gas Works Rev.,
                                14th Series, 5.70%, 7/1/00 (FSA)           2,076

                     1,000  Philadelphia Parking Auth. Rev.,
                                5.50%, 9/1/04 (AMBAC)                      1,061

                     2,000  Philadelphia Water and Wastewater
                                Rev., 5.15%, 6/15/04 (FGIC)                2,057

                     1,845  Philadelphia Water and Wastewater
                                Rev., 5.00%, 6/15/12 (FGIC)                1,834
                                                                     -----------

                                                                           8,629
                                                                     -----------

TEXAS -- 14.1%

                     1,000  Austin Utility System Rev., 5.125%,
                                11/15/16 (FSA)                               994

                     2,000  Brazos Higher Education Auth. Rev.,
                                Series A-1, 5.50%, 12/1/98                 2,028

                     1,875  Brownsville Utility System Rev.,
                                6.00%, 9/1/08 (AMBAC)                      2,081


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

                    $1,000  Dallas-Fort Worth Regional Airport
                                Rev., Series 1994 A, 5.90%,
                                11/1/08 (MBIA)                         $   1,067

                     1,000  Denison Hospital Auth. Rev.,
                                (Texoma Medical Center), 5.90%,
                                8/15/07                                    1,058

                     1,500  Harris County Health Facilities
                                Development Corp. Hospital Rev.,
                                (Memorial Hospital System
                                Project), 6.80%, 6/1/01(1)                 1,623

                     1,000  Houston Airport System Rev.,
                                5.125%, 7/1/16 (FGIC)                        990

                       500  North Texas Higher Education
                                Student Loan Rev., 6.875%,
                                4/1/02 (AMBAC)                               533

                     1,000  Tarrant County Health Facility
                                Development Corporation Health
                                System Rev., (Harris Methodist
                                Health System), 5.00%, 9/1/07
                                (AMBAC)(1)                                 1,032

                     2,000  Texas Municipal Power Agency Rev.,
                                5.75%, 9/1/02 (MBIA)                       2,128

                     1,000  Texas Municipal Power Agency Rev.,
                                5.25%, 9/1/09 (MBIA)                       1,048

                     1,000  Texas GO, Series 1995 A,
                                6.50%, 10/1/03                             1,113

                     1,500  Texas Public Finance Auth.
                                Building Rev., (Technical College),
                                6.25%, 8/1/09 (MBIA)                       1,706

                     1,000  Texas Turnpike Auth. Rev.,
                                Series 1990 A, 7.00%, 1/1/99,
                                Prerefunded at 102% of Par
                                (AMBAC)(1)                                 1,052
                                                                     -----------

                                                                          18,453
                                                                     -----------

UTAH -- 2.7%

                     1,000  Salt Lake County Municipal
                                Building Auth. Lease Rev.,
                                Series 1994 A, 6.00%, 10/1/07
                                (MBIA)                                     1,084

                     1,295  Utah Housing Finance Agency
                                Single Family Mortgage Rev.,
                                5.65%, 7/1/06                              1,353

                     1,000  Utah Municipal Finance Co-op
                                Local Government Rev.,
                                (University of Utah/University
                                Hospital Project), 6.60%,
                                5/15/00                                    1,056
                                                                     -----------

                                                                           3,493
                                                                     -----------

See Notes to Financial Statements


SEMIANNUAL REPORT                        INTERMEDIATE-TERM TAX-FREE       5



                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------
VIRGINIA -- 1.1%

                    $1,275  Metropolitan Washington D.C.
                                Airports Auth. Rev.,
                                Series 1992 A, 6.30%,
                                10/1/03 (MBIA)                        $    1,396
                                                                     -----------

WASHINGTON -- 13.7%

                     1,000  Pierce County School District No. 3
                                GO, Series 1992 B, 5.80%,
                                12/1/99                                    1,033

                     1,000  Pierce County School District
                                No. 320 GO, 5.75%, 12/1/02                 1,060

                     2,435  Port Seattle Rev., Series 1997 B,
                                5.10%, 10/1/03 (FGIC)                      2,511

                     1,385  Port Tacoma Rev., 4.70%,
                                12/1/04 (AMBAC)                            1,395

                     2,000  Snohomish County Public Utility
                                District Rev., 5.625%, 1/1/05
                                (FGIC)                                     2,130

                     1,000  Snohomish County School District
                                No. 15 GO, 6.125%, 12/1/03                 1,059

                     1,000  Spokane County School District
                                No. 356 GO, 6.00%, 12/1/06
                                (FGIC)                                     1,105

                     1,730  Tacoma Electric System Rev.,
                                6.00%, 1/1/07 (FGIC)                       1,901

                     1,000  Tacoma Electric System Rev.,
                                6.10%, 1/1/07 (FGIC)                       1,090

                     1,000  Washington Public Power Supply
                                System Rev., Series 1990 B,
                                (Nuclear Project No. 1), 7.10%,
                                7/1/01 (FGIC)                              1,086

                     1,000  Washington Public Power Supply
                                Rev., Series 1990 C, (Nuclear
                                Project No. 2), 7.30%, 7/1/00              1,074

                       500  Washington Public Power Supply
                                System Rev., Series 1990 C,
                                (Nuclear Project No. 2), 7.00%,
                                7/1/01 (FGIC)                                545

                     1,000  Washington Public Power Supply
                                System Rev., Series 1993 A,
                                (Nuclear Project No. 1), 5.50%,
                                7/1/04                                     1,052

                     1,000  Washington Public Power Supply
                                System Rev., Series 1997 B,
                                (Nuclear Project No. 1), 5.125%,
                                7/1/17                                       979
                                                                     -----------

                                                                          18,020
                                                                     -----------


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

WEST VIRGINIA -- 0.8%

                    $1,090  West Virginia GO, Series 1996 D,
                                5.00%, 11/1/10 (FGIC)                 $    1,096
                                                                     -----------

WISCONSIN -- 3.0%

                     2,590  Wisconsin Health and
                                Educational Facility Rev.,
                                (Aurora Medical Group), 6.00%,
                                11/15/10 (FSA)                             2,882

                     1,060  Wisconsin Health and Educational
                                Facility Rev., Series 1991 B,
                                (Wausau Hospital), 6.30%,
                                8/15/00 (AMBAC)                            1,117
                                                                     -----------

                                                                           3,999
                                                                     -----------

TOTAL INVESTMENT SECURITIES -- 100.0%                                   $131,213
                                                                     ===========
   (Cost $125,758)


NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Indemnity Corporation

FGIC = Financial Guaranty Insurance Company

FHA = Federal Housing Authority

FSA = Financial Security Assurance

GO = General Obligation

MBIA = MBIA Insurance Corp.

(1)   Escrowed to maturity in U.S. Government Securities.

(2) Security is a zero-coupon municipal bond. The yield to maturity at purchase is shown instead of a stated coupon rate. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


6      INTERMEDIATE-TERM TAX-FREE             AMERICAN CENTURY INVESTMENTS



                            SCHEDULE OF INVESTMENTS
                              LONG-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES

ALASKA(1)

                   $    25  Alaska Housing Finance Corp
                                Rev., Series 1987 B, 8.75%,
                                12/1/16 (LOC: Swiss Bank)            $        26
                                                                     -----------

ARIZONA -- 3.6%

                     4,000  Salt River Project Agriculture Rev.,
                                Series 1997 A, 5.00%, 1/1/20               3,890
                                                                     -----------

CALIFORNIA -- 10.9%

                     1,000  Anaheim Public Financing Auth.
                                Lease Rev. Certificates of
                                Participation, Series 1997 C,
                                (Public Improvement Projects),
                                6.00%, 9/1/16 (FSA)                        1,112

                     1,000  California Public Works Lease Rev.,
                                Series 1994 A, (University Project),
                                6.20%, 10/1/08                             1,097

                     1,225  Long Beach Water Rev., 6.125%,
                                5/1/19                                     1,366

                     1,500  Los Angeles Community
                                Redevelopment Agency Rev.,
                                (Bunker Hill), 6.50%, 12/1/14
                                (FSA)                                      1,669

                     1,500  Metropolitan Water District Rev.,
                                Series 1993 A, (Southern
                                California), 5.75%, 7/1/21                 1,629

                     2,000  Metropolitan Water District Rev.,
                                Series 1997 A, (Southern
                                California), 5.00%, 7/1/26                 1,932

                     1,850  Northern California Power Agency
                                Rev., Series 1992 A,
                                (Hydroelectric Project #1), 6.25%,
                                7/1/12 (MBIA)                              2,013

                     1,000  San Jose Redevelopment Agency
                                Tax Allocation, Series 1993 D,
                                5.75%, 8/1/24                              1,023
                                                                     -----------

                                                                          11,841
                                                                     -----------

COLORADO -- 0.3%

                       300  Colorado Housing Finance Auth.
                                Rev., Series 1987 C, (Single
                                Family Residential), 8.70%,
                                9/1/07                                       308
                                                                     -----------


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

CONNECTICUT -- 2.9%

                    $1,000  Connecticut GO, Series 1993 E,
                                6.00%, 3/15/12                        $    1,109

                     1,880  Connecticut Development
                                Auth. Rev., Series 1994 A,
                                6.375%, 10/15/24                           2,067
                                                                     -----------

                                                                           3,176
                                                                     -----------

DISTRICT OF COLUMBIA -- 1.0%

                     1,000  District of Columbia Metropolitan
                                Area Transportation Auth. Rev.,
                                6.00%, 7/1/10 (FGIC)                       1,108
                                                                     -----------

FLORIDA -- 4.4%

                       855  Broward County Resource
                                Recovery Facility Rev., (South
                                Project), 7.95%, 12/1/08                     932

                     1,000  Orlando Water and Electric Auth.
                                Rev., Series 1989  D, 6.75%,
                                10/1/17                                    1,204

                     1,000  St. Petersburg Health Auth. Rev.,
                                (Allegany Health), 7.00%,
                                12/1/15 (MBIA)                             1,106

                     1,350  Tampa Sports Auth. Sales Tax Rev.,
                                (Tampa Bay Arena Project),
                                5.75%, 10/1/25 (MBIA)                      1,471
                                                                     -----------

                                                                           4,713
                                                                     -----------

GEORGIA -- 1.1%

                     1,000  Georgia Municipal Electric Auth.
                                Rev., 6.50%, 1/1/12 (MBIA)                 1,150
                                                                     -----------

ILLINOIS -- 15.1%

                     1,000  Chicago Gas Supply Rev.,
                                Series 1985 B, (Peoples Gas),
                                7.50%, 3/1/15                              1,082

                     1,965  Chicago Metropolitan Water
                                Reclamation District Capital
                                Improvement GO, 6.25%,
                                12/1/14                                    2,200

                     1,000  Cook County GO, 7.00%,
                                11/1/00, Prerefunded at 102%
                                of Par (MBIA)(2)                           1,097

                     2,000  Illinois Dedicated Tax Rev., (Civic
                                Center Project), 6.25%,
                                12/15/20 (AMBAC)                           2,268

See Notes to Financial Statements


SEMIANNUAL REPORT                                LONG-TERM TAX-FREE       7



                            SCHEDULE OF INVESTMENTS
                              LONG-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------
                    $1,500  Illinois Development Finance Auth.
                                Pollution Control Rev.,
                                Series 1990 A, (Central Illinois
                                Public Service), 7.60%, 3/1/14        $    1,615

                     1,000  Illinois Development Finance Auth.
                                Waste Disposal Rev., (Armstrong
                                World Industries Project), 5.95%,
                                12/1/24                                    1,057

                     1,500  Illinois GO, 6.25%, 10/1/06                    1,632

                       700  Illinois Health Facilities Auth. Rev.,
                                Series 1992 C, (Evangelical
                                Hospital), 6.75%, 4/15/02,
                                Prerefunded at 102% of Par(2)                778

                     1,140  Illinois Health Facilities Auth. Rev.
                                Refunding, Series 1992 C,
                                (Evangelical Hospital), 6.75%,
                                4/15/12(2)                                 1,323

                     1,000  Illinois Regional Transportation
                                Auth. Rev., Series 1990 A,
                                7.20%, 11/1/20 (AMBAC)                     1,263

                     2,000  Springfield Water Rev., 6.50%,
                                3/1/15                                     2,099
                                                                     -----------

                                                                          16,414
                                                                     -----------

INDIANA -- 2.2%

                     1,000  Indiana Municipal Power Agency Rev.,
                                Series 1990 A, 7.10%, 1/1/00,
                                Prerefunded at 102%
                                of Par (AMBAC)(2)                          1,079

                     1,000  Indiana Transportation Financing
                                Auth. Highway Rev.,
                                Series 1990 A, 7.25%, 6/1/15               1,240
                                                                     -----------

                                                                           2,319
                                                                     -----------

KANSAS -- 1.0%

                     1,000  Kansas City Utility System Rev.,
                                6.375%, 9/1/23 (FGIC)                      1,108
                                                                     -----------

KENTUCKY -- 1.3%

                     1,000  Carroll County Pollution Control
                                Rev., Series 1992 A, (Kentucky
                                Utilities Company Project),
                                7.45%, 9/15/16                             1,134

                       220  Kentucky Housing Corp. Rev.,
                                Series 1988 C, 7.90%, 1/1/21
                                (FHA)                                        233
                                                                     -----------

                                                                           1,367
                                                                     -----------


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

MASSACHUSETTS -- 3.8%

                    $1,000  Massachusetts Health and
                                Education Auth. Rev.,
                                Series 1992 F, 6.25%, 7/1/12
                                (AMBAC)                               $    1,114

                     1,690  Massachusetts Housing Finance
                                Agency Rev., Series 1993 H,
                                6.75%, 11/15/12 (FNMA)                     1,822

                     1,115  Massachusetts Housing Finance
                                Agency Rev., Series 1993 A,
                                6.375%, 4/1/21                             1,175
                                                                     -----------

                                                                           4,111
                                                                     -----------

MICHIGAN -- 5.8%

                     3,500  Detroit Sewer Disposal Rev.,
                                Series 1997 A, 5.00%,
                                7/1/22 (MBIA)                              3,366

                     3,000  Detroit Sewer Disposal Rev.,
                                Series 1997 A, 5.00%,
                                7/1/27 (MBIA)                              2,875
                                                                     -----------

                                                                           6,241
                                                                     -----------

NEW YORK -- 6.8%

                     1,250  Metropolitan Transportation Auth.
                                Rev., Series 1997 B-2, 5.00%,
                                7/1/20 (MBIA)                              1,209

                     1,000  Municipal Assistance Corp. Rev.,
                                Series 67, 7.625%, 7/1/99,
                                Prerefunded at 102% of Par(2)              1,074

                     1,000  New York Local Government
                                Assistance Corp. Rev.,
                                Series 1991 D, 6.75%, 4/1/07               1,116

                     1,000  New York State Environmental
                                Facilities Corp. Pollution Control
                                Rev., Series 1991 E, 6.30%,
                                6/15/02                                    1,084

                     3,000  New York State Urban
                                Development Corp. Rev.,
                                Series 4, (Correctional Facilities),
                                5.375%, 1/1/23                             2,917
                                                                     -----------

                                                                           7,400
                                                                     -----------

NORTH CAROLINA -- 1.0%

                     1,000  North Carolina Municipal Power
                                Agency #1 Rev., (Catawba
                                Electric), 6.00%, 1/1/10 (MBIA)            1,102
                                                                     -----------

See Notes to Financial Statements


8      LONG-TERM TAX-FREE                     AMERICAN CENTURY INVESTMENTS



                            SCHEDULE OF INVESTMENTS
                              LONG-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount            ($ in Thousands)                      Value
--------------------------------------------------------------------------------
OHIO -- 0.8%

                    $  750  Ohio Higher Educational
                                Facility Rev., Series 1990 B,
                                (Case Western Reserve
                                University), 6.50%, 10/1/20           $      884
                                                                     -----------

PENNSYLVANIA -- 4.0%

                     2,500  Allegheny County Airport Rev.,
                                Series 1997 B, (Pittsburgh
                                International Airport), 5.00%,
                                1/1/19 (MBIA)                              2,418

                     2,000  Philadelphia Water and Wastewater
                                Rev.,  Series
                                1997 A, 5.00%,
                                8/1/22 (AMBAC)                             1,926
                                                                     -----------

                                                                           4,344
                                                                     -----------

PUERTO RICO -- 0.5%

                       500  Puerto Rico Commonwealth GO,
                                6.45%, 7/1/17                                554
                                                                     -----------

RHODE ISLAND -- 4.5%

                     1,100  Rhode Island Clean Water Safe
                                Drinking Rev., 6.70%, 1/1/15
                                (AMBAC)                                    1,236

                     2,000  Rhode Island Depositors Economic
                                Protection Corp. Special
                                Obligation Rev., Series 1993 A,
                                6.25%, 8/1/16 (MBIA)                       2,248

                     1,300  Rhode Island Depositors Economic
                                Protection Corp. Special
                                Obligation Rev., Series 1993 B,
                                6.00%, 8/1/17 (MBIA)                       1,373
                                                                     -----------

                                                                           4,857
                                                                     -----------

SOUTH CAROLINA -- 2.8%

                     1,500  Piedmont Municipal Power Agency
                                Electric Rev., 6.75%, 1/1/19
                                (FGIC)                                     1,803

                       860  Piedmont Municipal Power Agency
                                Electric Rev. Refunding,
                                Series 1991 A, 6.50%,
                                1/1/16 (FGIC)                              1,002

                       140  Piedmont Municipal Power Agency
                                Electric Rev. Refunding,
                                Series 1991 A, 6.50%, 1/1/16
                                (FGIC)(2)                                    163
                                                                     -----------

                                                                           2,968
                                                                     -----------


Principal Amount                 ($ in Thousands)                          Value
--------------------------------------------------------------------------------

TEXAS -- 7.6%

                    $1,000  Alliance Airport Auth. Special
                                Facilities Rev., (American Airlines
                                Project), 7.00%, 12/1/11              $    1,166

                     1,000  Denison Hospital Auth. Rev.,
                                (Texoma Medical Center Income
                                Project), 6.125%, 8/15/12                  1,050

                     1,000  Denton Utility System Rev., Series 1996 A,
                                5.95%, 12/1/14
                                (MBIA)                                     1,061

                     2,000  San Antonio Electric and Gas
                                System Rev., 7.10%, 2/1/09
                                (FGIC)(3)                                  1,147

                     1,000  Tarrant County Health Facility Rev.,
                                6.00%, 5/15/11 (MBIA)                      1,113

                     2,500  Texas Municipal Power Agency Rev.,
                                Series 1991 A, 6.75%, 9/1/12
                                (AMBAC)                                    2,736
                                                                     -----------

                                                                           8,273
                                                                     -----------

UTAH -- 1.2%

                     1,000  Salt Lake City Hospital Rev.
                                Refunding, Series 1988 A,
                                (Intermountain Health
                                Corporation), 8.125%,
                                5/15/15(2)                                 1,285
                                                                     -----------

VIRGINIA -- 2.7%

                     1,000  Hampton Industrial Development
                                Auth. Rev., Series 1994 A,
                                (Sentara General Hospital),
                                6.50%, 11/1/12                             1,107

                     1,750  Virginia Housing Development
                                Auth. Rev., Series 1992 A,
                                (Single Family Mortgage),
                                7.10%, 1/1/17                              1,854
                                                                     -----------

                                                                           2,961
                                                                     -----------

WASHINGTON -- 8.7%

                     1,405  Port of Seattle Rev., 7.50%,
                                12/1/00, Prefunded at 102% of
                                Par (AMBAC)(2)                             1,563

                     1,625  Seattle Metropolitan Sewer Rev.,
                                Series 1991 T, 6.875%, 1/1/00,
                                Prerefunded at 102% of Par(2)              1,744

See Notes to Financial Statements


SEMIANNUAL REPORT                                LONG-TERM TAX-FREE       9


                            SCHEDULE OF INVESTMENTS
                              LONG-TERM TAX-FREE

NOVEMBER 30, 1997 (UNAUDITED)


Principal Amount/Shares          ($ in Thousands)                          Value
--------------------------------------------------------------------------------

                    $1,000  Washington GO, Series 1990 A,
                                6.75%, 2/1/15                         $    1,192

                     1,000  Washington Public Power Supply
                                Rev., Series 1996 A,
                                (Nuclear Project #1), 5.75%,
                                7/1/12 (MBIA)                              1,048

                     4,000  Washington State Public Power
                                Supply Rev., Series 1997 B,
                                (Nuclear Project #1), 5.125%,
                                7/1/17                                     3,915
                                                                     -----------

                                                                           9,462
                                                                     -----------

WISCONSIN -- 3.3%

                     1,180  Winneconne Community School
                                District GO, 6.75%, 4/1/14
                                (FGIC)                                     1,325

                     1,900   Wisconsin Clean Water Rev.,
                                6.875%, 6/1/11                             2,270
                                                                     -----------

                                                                           3,595
                                                                     -----------

WYOMING -- 0.2%

                       190  Wyoming Community Development
                                Auth. Rev., Series 1990 B,
                                (Single Family Mortgage),
                                8.125%, 6/1/21 (FHA)                         200
                                                                     -----------

TOTAL  MUNICIPAL SECURITIES -- 97.5%                                     105,657
                                                                     -----------
   (Cost $97,998)

SHORT-TERM MUNICIPAL SECURITIES -- 2.2%

CALIFORNIA

                     2,400  California VRDN, 4.15%,
                                12/1/97                                    2,400
                                                                     -----------
   (Cost $2,400)

TEMPORARY CASH INVESTMENTS -- 0.3%

                   352,000  Units of Participation in Chase
                                Vista Tax-Free Money Market
                                Fund (Institutional Shares)                  352
                                                                     -----------
   (Cost $352)

TOTAL INVESTMENT SECURITIES -- 100.0%                                   $108,409
                                                                     ===========
   (Cost $100,750)


NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Indemnity Corporation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective November 30, 1997.

(1) Investment in state is less than 0.05% of the Fund's total investment securities.

(2)   Escrowed to maturity in U.S. Government Securities.

(3) Security is a zero-coupon municipal bond. The yield at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


10      LONG-TERM TAX-FREE                     AMERICAN CENTURY INVESTMENTS

                     STATEMENTS OF ASSETS AND LIABILITIES

                                             LIMITED-TERM     INTERMEDIATE-TERM     LONG-TERM
NOVEMBER 30, 1997 (UNAUDITED)                  TAX-FREE           TAX-FREE          TAX-FREE

ASSETS                                     ($ and Shares in Thousands, Except Per-Share Amounts)


Investment securities, at value
  (identified cost of
  $36,196, $125,758 and
  $100,750, respectively) (Note 3) ...          $ 36,738          $131,213          $108,409

Cash .................................                32              --                 146

Interest receivable ..................               514             2,141             1,872
                                                --------          --------          --------
                                                  37,284           133,354           110,427
                                                --------          --------          --------
LIABILITIES

Disbursements in excess
  of demand deposit cash .............                46               288                51

Payable for investments purchased ....             1,016               973             1,914

Payable for capital shares redeemed ..                 5                99                81

Accrued management fees (Note 2) .....                15                56                46

Dividends payable ....................                12                36                31
                                                --------          --------          --------
                                                   1,094             1,452             2,123
                                                --------          --------          --------
Net Assets ...........................          $ 36,190          $131,902          $108,304
                                                ========          ========          ========
CAPITAL SHARES

Outstanding (Unlimited number
  of shares authorized) ..............             3,579            12,606            10,059
                                                ========          ========          ========
Net Asset Value Per Share ............          $  10.11          $  10.46          $  10.77
                                                ========          ========          ========
NET ASSETS CONSIST OF:

Capital paid-in ......................          $ 35,623          $126,191          $ 99,876

Accumulated undistributed net realized
  gain from investment transactions ..                25               256               769

Net unrealized appreciation
  on investments (Note 3) ............               542             5,455             7,659
                                                --------          --------          --------
                                                $ 36,190          $131,902          $108,304
                                                ========          ========          ========

See Notes to Financial Statements



SEMIANNUAL REPORT               STATEMENTS OF ASSETS AND LIABILITIES      11

                           STATEMENTS OF OPERATIONS

FOR THE ONE MONTH ENDED                     LIMITED-TERM   INTERMEDIATE-TERM  LONG-TERM
NOVEMBER 30, 1997 (UNAUDITED)                 TAX-FREE          TAX-FREE      TAX-FREE

INVESTMENT INCOME                                          ($ In Thousands)

Income:

Interest ............................          $ 136           $ 563          $ 493
                                               -----           -----          -----
Expenses (Note 2):

Management fees .....................             15              55             46
                                               -----           -----          -----
Net investment income ...............            121             508            447
                                               -----           -----          -----
REALIZED AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS (NOTE 3)

Net realized gain on investments ....              7            --               46

Change in net unrealized appreciation
   (depreciation) on investments ....            (15)             63             93
                                               -----           -----          -----
Net realized and unrealized
gain (loss) on investments ..........             (8)             63            139
                                               -----           -----          -----
Net Increase in Net Assets
Resulting from Operations ...........          $ 113           $ 571          $ 586
                                               =====           =====          =====
See Notes to Financial Statements


12      STATEMENTS OF OPERATIONS               AMERICAN CENTURY INVESTMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS

ONE MONTH ENDED  NOVEMBER 30, 1997 (UNAUDITED)
AND YEAR ENDED OCTOBER 31, 1997

                                             LIMITED-TERM              INTERMEDIATE-TERM                  LONG-TERM
                                               TAX-FREE                    TAX-FREE                       TAX-FREE

                                       Nov. 30,       Oct. 31,       Nov. 30,       Oct. 31,       Nov. 30,      Oct. 31,
Increase (Decrease) in Net Assets        1997          1997            1997           1997           1997          1997

OPERATIONS
                                                                         ($ and Shares In Thousands)

Net investment income ..........     $     121      $   1,796      $     508      $   3,978      $     447      $   3,377

Net realized gain on
  investments ..................             7            283           --              758             46          1,546

Change in net unrealized
  appreciation (depreciation)
  on investments ...............           (15)           164             63          1,119             93            853
                                     ---------      ---------      ---------      ---------      ---------      ---------
Net increase in net assets
  resulting from operations ....           113          2,243            571          5,855            586          5,776
                                     ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income .....          (121)        (1,796)          (508)        (3,978)          (447)        (3,377)

From net realized gains from
  investment transactions ......          --             (281)          --             (686)          --             (823)
                                     ---------      ---------      ---------      ---------      ---------      ---------
Decrease in net assets
  from distributions ...........          (121)        (2,077)          (508)        (4,664)          (447)        (4,200)
                                     ---------      ---------      ---------      ---------      ---------      ---------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold ......         1,218         25,373          1,091         24,839          2,491         29,116

Proceeds from shares issued in
  connection with acquisition ..          --             --             --           60,519           --           52,028

Proceeds from reinvestment
  of distributions .............           100          1,901            388          3,963            336          3,588

Payments for shares redeemed ...        (1,557)       (40,869)        (2,056)       (38,664)        (3,530)       (38,212)
                                     ---------      ---------      ---------      ---------      ---------      ---------
Net increase (decrease) in
  net assets from capital
  share transactions ...........          (239)       (13,595)          (577)        50,657           (703)        46,520
                                     ---------      ---------      ---------      ---------      ---------      ---------
Net increase (decrease)
  in net assets ................          (247)       (13,429)          (514)        51,848           (564)        48,096

NET ASSETS

Beginning of period ............        36,437         49,866        132,416         80,568        108,868         60,772
                                     ---------      ---------      ---------      ---------      ---------      ---------
End of period ..................     $  36,190      $  36,437      $ 131,902      $ 132,416      $ 108,304      $ 108,868
                                     =========      =========      =========      =========      =========      =========
TRANSACTIONS IN SHARES
OF THE FUNDS

Sold ...........................           120          2,515            105          2,387            232          2,730

Shares issued in connection
  with acquisition .............          --             --             --            5,830           --            4,905

Issued in reinvestment
  of distributions .............            10            189             37            381             31            337

Redeemed .......................          (154)        (4,050)          (197)        (3,725)          (329)        (3,591)
                                     ---------      ---------      ---------      ---------      ---------      ---------
Net increase (decrease) ........           (24)        (1,346)           (55)         4,873            (66)         4,381
                                     =========      =========      =========      =========      =========      =========

See Notes to Financial Statements


SEMIANNUAL REPORT               STATEMENTS OF CHANGES IN NET ASSETS       13


                         NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--American Century Municipal Trust (the Trust), is registered under the Investment Company Act of 1940 as an open-end management investment company. American Century - Benham Limited-Term Tax-Free Fund (Limited-Term), American Century - Benham Intermediate-Term Tax-Free Fund (Intermediate-Term), and American Century - Benham Long-Term Tax-Free Fund (Long-Term) (the Funds) are three of the seven funds composing the Trust. The Funds are diversified under the 1940 Act. Their objective is to seek as high a level of current income exempt from federal income taxes as is consistent with prudent investment management and conservation of shareholders' capital. The Funds invest primarily in municipal obligations with maturities based on each Fund's investment objective. The Funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than funds that have broader geographical diversification. The following significant accounting policies, related to the Funds, are in accordance with accounting policies generally accepted in the investment company industry.

    SECURITY VALUATIONS--Portfolio securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes amortization of discounts and accretion of premiums.

    INCOME TAX STATUS--It is the policy of the Funds to distribute all net investment income and net realized capital gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial reporting and tax purposes.

    ADDITIONAL INFORMATION--Certain officers and trustees of the Trust are also officers and/or directors, and as a group, controlling stockholders of American Century Companies, Inc., the parent of the Trust's investment manager, American Century Investment Management, Inc. (ACIM), the Trust's distributor, American Century Investment Services, Inc. and the Trust's transfer agent, American Century Services Corporation.

    FUTURES CONTRACTS--The Funds may buy and sell interest rate futures contracts relating to debt securities and write and buy put and call options relating to interest rate futures contracts. The Funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index. One of the risks of entering into futures contracts may include the possibility that the changes in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Fund. The variation margin is equal to the daily change in the contract value and is recorded as an unrealized gain and loss. The Fund recognizes a realized gain or loss when the contract is closed or expires.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.


14      NOTES TO FINANCIAL STATEMENTS          AMERICAN CENTURY INVESTMENTS


                         NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

    The Trust has entered into a Management Agreement with ACIM in which ACIM provides all services required by the Funds in exchange for one unified management fee. Expenses excluded from this agreement are brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in the Fund's investment category which are managed by ACIM (the "Investment Category Fee"). The overall investment objective of each Fund determines its Investment Category. The three investment categories are: the Money Market Fund Category, the Bond Fund Category and the Equity Fund Category. The Funds are included in the Bond Fund Category. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by ACIM (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee rate. The management fee is paid monthly by each Fund based on each Fund's aggregate average daily net assets during the previous month multiplied by the monthly management fee rate.

The annualized Investment Category Fee schedule for each Fund is as follows:

     0.2800% of the first $1 billion
     0.2280% of the next $1 billion
     0.1980% of the next $3 billion
     0.1780% of the next $5 billion
     0.1650% of the next $15 billion
     0.1630% of the next $25 billion
     0.1625% of the average daily net assets over $50 billion

The annualized Complex Fee schedule (for all Funds) is as follows:

     0.3100% of the first $2.5 billion
     0.3000% of the next $7.5 billion
     0.2985% of the next $15 billion
     0.2970% of the next $25 billion
     0.2960% of the next $50 billion
     0.2950% of the next $100 billion
     0.2940% of the next $100 billion
     0.2930% of the next $200 billion
     0.2920% of the next $250 billion
     0.2910% of the next $500 billion
     0.2900% of the average daily net assets over $1,250 billion


SEMIANNUAL REPORT                     NOTES TO FINANCIAL STATEMENTS       15


                         NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

  Investment transactions, excluding short-term investments, for the one-month ended November 30, 1997, were as follows:

                                     LIMITED-TERM        INTERMEDIATE-TERM         LONG-TERM
-------------------------------------------------------------------------------------------------
                                ($ in Thousands)

PURCHASES

Municipal Debt Obligations ............  $2,027                $971                 $3,817

PROCEEDS FROM SALES

Municipal Debt Obligations ............  $2,169                 --                  $4,265

  At  November  30,  1997,  the  composition  of  unrealized   appreciation  and
depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:



                                      LIMITED-TERM        INTERMEDIATE-TERM         LONG-TERM
-------------------------------------------------------------------------------------------------
                                ($ in Thousands)

Appreciation ..........................   $543                 $5,455                $7,659

Depreciation ..........................     1                     --                   --
                                        ---------              ---------            ---------
Net ...................................   $542                  $5,455               $7,659
                                        =========              =========            =========

  The aggregate cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.


16      NOTES TO FINANCIAL STATEMENTS          AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                             LIMITED-TERM TAX-FREE

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

                                            1997(1)         1997           1996            1995           1994          1993(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .....................   $10.11         $10.08         $10.09          $9.95          $10.04         $10.00
                                         -----------     ---------      -----------    -----------     ----------    ----------
Income From

Investment Operations

  Net Investment Income .................    0.03           0.41           0.43            0.44           0.36           0.21

Net Realized and Unrealized
  Gain (Loss)
  on Investment Transactions ............     --            0.10          (0.01)           0.14          (0.09)          0.04
                                         -----------     ---------      -----------    -----------     ----------    ----------
  Total From Investment

  Operations ............................    0.03           0.51           0.42            0.58           0.27           0.25
                                         -----------     ---------      -----------    -----------     ----------    ----------
Distributions

  From Net Investment Income ............   (0.03)         (0.41)         (0.43)          (0.44)         (0.36)         (0.21)

  From Net Realized Gains
  on Investment Transactions ............     --           (0.07)           --              --             --             --
                                         -----------     ---------      -----------    -----------     ----------    ----------
  Total Distributions ...................   (0.03)         (0.48)         (0.43)          (0.44)         (0.36)         (0.21)
                                         -----------     ---------      -----------    -----------     ----------    ----------
Net Asset Value, End of Period ..........   $10.11         $10.11         $10.08          $10.09          $9.95         $10.04
                                         ===========     =========      ===========    ===========     ==========    ==========
  Total Return(3) .......................    0.33%          5.22%          4.26%           5.95%          2.75%          2.55%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...................  0.52%(4)         0.59%        0.38%(5)          --(5)          --(5)          --(5)

Ratio of Net Investment Income
to Average Net Assets ...................  4.08%(4)         4.05%          4.28%           4.38%          3.62%        3.09%(4)

Portfolio Turnover Rate .................     6%             74%            68%             78%            42%            3%

Net Assets, End
of Period (in thousands) ................   $36,190        $36,437       $49,866         $58,837        $60,857         $52,265

(1) One month ended November 30, 1997 (unaudited). The Fund's fiscal year-end was changed from October 31 to May 31 resulting in a one month semiannual reporting period.

(2)  March 1, 1993 (inception) through October 31, 1993.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) American Century Investment Management, Inc. had voluntarily waived its management fee through February 29, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 0.60%.

See Notes to Financial Statements


SEMIANNUAL REPORT                              FINANCIAL HIGHLIGHTS       17

                             FINANCIAL HIGHLIGHTS
                          INTERMEDIATE-TERM TAX-FREE

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

                                            1997(1)         1997           1996            1995           1994          1993(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period ...................     $10.46         $10.35         $10.45          $10.01         $10.75         $10.27
                                         -----------     ---------      -----------    -----------     ----------    ----------
Income From Investment
Operations

  Net Investment Income ...............      0.04           0.49           0.48            0.49           0.48           0.48

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions ..........       --            0.21          (0.03)           0.52          (0.61)          0.55
                                         -----------     ---------      -----------    -----------     ----------    ----------
  Total From
  Investment Operations ...............      0.04           0.70           0.45            1.01          (0.13)          1.03
                                         -----------     ---------      -----------    -----------     ----------    ----------
Distributions

  From Net Investment Income ..........     (0.04)         (0.49)         (0.48)          (0.49)         (0.48)         (0.48)

  From Net Realized Gains
  on Investment Transactions ..........       --           (0.10)         (0.07)          (0.08)         (0.13)         (0.07)
                                         -----------     ---------      -----------    -----------     ----------    ----------
  Total Distributions .................     (0.04)         (0.59)         (0.55)          (0.57)         (0.61)         (0.55)
                                         -----------     ---------      -----------    -----------     ----------    ----------
Net Asset Value, End of Period ........     $10.46         $10.46         $10.35          $10.45         $10.01         $10.75
                                         ===========     =========      ===========    ===========     ==========    ==========
  Total Return(3) .....................      0.39%          6.88%          4.47%          10.41%         (1.25)%        10.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average Net Assets .................    0.51%(4)         0.58%          0.60%           0.60%          0.60%          0.72%

Ratio of Net Investment Income
to Average Net Assets .................    4.70%(4)         4.71%          4.66%           4.77%          4.59%          4.51%

Portfolio Turnover Rate ...............       --             35%            39%             32%            74%            38%

Net Assets, End
of Period (in thousands) ..............    $131,902       $132,416       $80,568         $80,248        $81,400         $98,740

(1) One month ended November 30, 1997 (unaudited). The Fund's fiscal year-end was changed from October 31 to May 31 resulting in a one month semiannual reporting period.

(2) The data presented has been restated to give effect to a 10 to 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements


18      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS

                             FINANCIAL HIGHLIGHTS
                              LONG-TERM TAX-FREE

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

                                            1997(1)         1997           1996            1995           1994        1993(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period ....................  $10.75         $10.58        $10.54             $9.75          $11.10       $10.36
                                         -----------     ---------      -----------    -----------     ----------    ----------
Income From
Investment Operations

  Net Investment Income ................    0.04           0.55           0.53             0.53            0.52         0.53

  Net Realized and Unrealized
  Gain (Loss)
  on Investment Transactions ...........    0.02           0.33           0.04             0.83          (1.01)         0.90
                                         -----------     ---------      -----------    -----------     ----------    ----------
  Total From Investment
  Operations ...........................    0.06           0.88           0.57             1.36          (0.49)         1.43
                                         -----------     ---------      -----------    -----------     ----------    ----------
Distributions

  From Net Investment Income ...........  (0.04)         (0.55)          (0.53)           (0.53)          (0.52)       (0.53)

  From Net Realized Gains
  on Investment Transactions ...........      --         (0.16)             --            (0.04)          (0.34)       (0.16)
                                         -----------     ---------      -----------    -----------     ----------    ----------
  Total Distributions ..................  (0.04)         (0.71)          (0.53)           (0.57)          (0.86)       (0.69)
                                         -----------     ---------      -----------    -----------     ----------    ----------
Net Asset Value, End of Period .........  $10.77         $10.75          $10.58           $10.54           $9.75      $11.10
                                         ===========     =========      ===========    ===========     ==========    ==========
  Total Return(3) ......................   0.60%          8.59%           5.60%           14.45%         (4.70)%       14.32%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..................  0.51%(4)        0.58%           0.59%           0.59%          0.60%          0.73%

Ratio of Net Investment Income
to Average Net Assets ..................  5.05%(4)        5.16%           5.06%           5.24%          5.00%          4.90%

Portfolio Turnover Rate ................      4%            65%            60%             61%            66%             81%

Net Assets, End
of Period (in thousands) ...............  $108,304      $108,868         $60,772         $57,997        $50,964        $70,757

(1) One month ended November 30, 1997 (unaudited). The Fund's fiscal year-end was changed from October 31 to May 31 resulting in a one month semiannual reporting period.

(2) The data presented has been restated to give effect to a 10 to 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements


SEMIANNUAL REPORT                              FINANCIAL HIGHLIGHTS       19


                                     NOTES


20      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES


SEMIANNUAL REPORT                                             NOTES       21


[american century logo]
American
Century(reg.sm)

P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

INTERNET: WWW.AMERICANCENTURY.COM


AMERICAN CENTURY MUNICIPAL TRUST


INVESTMENT MANAGER

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

KANSAS CITY, MISSOURI


THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


AMERICAN CENTURY INVESTMENT SERVICES, INC.


9712           [recycled logo]
SH-BKT-10820      Recycled